Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
REVENUE		$ 104,651,590	$ 118,048,882	$ 145,236,749
OPERATING COSTS AND EXPENSES
Cost of revenue		(49,480,191)	(55,860,712)	(70,658,025)
Research and development expenses		(6,343,012)	(5,694,010)	(4,788,467)
Selling and marketing expenses		(41,020,636)	(48,393,515)	(57,685,521)
General and administrative expenses		(6,431,723)	(4,710,537)	(3,756,679)
OPERATING INCOME		1,376,028	3,390,108	8,348,057
OTHER INCOME (EXPENSES):
Investment income (loss), net		1,921,032	25,752	(4,594)
Interest income		543,365	529,773	357,623
Other income, net		30,160	39,770	19,982
Total other income, net		2,494,557	595,295	373,011
INCOME BEFORE INCOME TAXES		3,870,585	3,985,403	8,721,068
INCOME TAXES EXPENSES		(18,540)	(165,590)	(130,307)
NET INCOME		3,852,045	3,819,813	8,590,761
Less: net (loss) income attributable to non-controlling interests		(430,790)	(141,718)	342,339
NET INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC’S SHAREHOLDERS		4,282,835	3,961,531	8,248,422
COMPREHENSIVE INCOME
Net income		3,852,045	3,819,813	8,590,761
Foreign currency translation adjustment, net of tax		1,961,136	492,187	(106,429)
TOTAL COMPREHENSIVE INCOME		5,813,181	4,312,000	8,484,332
Less: total comprehensive (loss) income attributable to non-controlling interests		(429,667)	(145,978)	342,613
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC’ SHAREHOLDERS		$ 6,242,848	$ 4,457,978	$ 8,141,719
BASIC AND DILUTED EARNINGS PER SHARE:
Net income attributable to Gamehaus Holdings Inc shareholders per share, basic		$ 0.08	$ 0.08	$ 0.16
Net income attributable to Gamehaus Holdings Inc shareholders per share, diluted		$ 0.08	$ 0.08	$ 0.16
Weighted average shares outstanding used in calculating basic and diluted income per share
Basic	[1]	53,389,642	51,539,531	50,000,000
Diluted	[1]	53,389,642	51,539,531	50,000,000

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization on January 24, 2025 for the business combination.